Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Derivative Financial Instruments Liabilities 1 [Member]
Disclosure of offsetting of financial assets liabilities [line items]
cash collateral pledged	$ 13,889	$ 17,215
Non-cash collateral pledged	626	269
Derivative Financial Instruments Assets 1 [Member]
Disclosure of offsetting of financial assets liabilities [line items]
cash collateral received	4,511	4,271
Non-cash collateral received	$ 1,968	$ 1,861